Business Combination (FY) (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination [Abstract]
Purchase Price Allocation
The table below is a summary of the purchase price allocation of the equity interest of the fair value of assets acquired and liabilities assumed in connection with the acquisition of the Predecessor on June 10, 2020:
Cash consideration	$330,298
Deferred payments to Kunlun	156,082
Equity, Series Y preferred units of Grindr Group LLC	7,364
Contingent consideration	400
Total consideration	$494,144
Allocation of purchase price:
Cash, cash equivalents and restricted cash	$66,454
Accounts receivable	9,041
Other current assets	4,811
Property and equipment	3,109
Tradename	65,844
Customer relationships	94,874
Technology	37,820
Other non-current assets	425
Current liabilities	(13,871)
Non-current liabilities	(32,982)
Total identifiable net assets	235,525
Goodwill	258,619
Total assets acquired	$494,144

Fair Value of Intangible Assets Acquired
The fair value of the intangible assets acquired consists of:
	Estimated fair value	Estimated useful life	Valuation approach
Tradename	65,844	Indefinite	Income approach
Customer relationship	94,874	5 years	Income approach
Technology	37,820	3 years	Cost approach
Net intangible assets acquired	$198,538

Pro-forma Operating Results
The following represents unaudited pro-forma operating results, as if the Predecessor had been included in the Successor’s consolidated statements of operations and comprehensive income and loss as of January 1, 2019:
	Unaudited Pro Forma Year Ended December 31,
	2020	2019
Revenue	$112,657	$99,612
Net loss	(22,222)	(19,157)
Loss per share - Basic and diluted	$(0.22)	$(0.19)